UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment  [  ];    Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           GKM Advisers, Inc.
Address:        11150 Santa Monica Boulevard, Suite 850
                Los Angeles, CA  90025

Form 13F File Number: 28-10383

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Wahl

Title: President
Phone: (310) 268-2605

Signature, Place, and Date of Signing:

/s/ Timothy J. Wahl   Los Angeles, California    05/15/2003
  [Signature]            [City, State]             [Date]

Report Type        (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:            121

Form 13F Information Table Value Total:     $  338,240
                                            (thousands)


List of Other Included Managers:

                              NONE

                                                        FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2   COLUMN 3    COLUMN 4   COLUMN 5              COLUMN 6    COLUMN 7        COLUMN 8
--------                     --------   --------    --------   --------              --------------------------------------------
                                                  FAIR MARKET  SHARES OR
                             TITLE OF                VALUE     PRINCIPAL  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP      (000'S)     AMOUNT    PRN  CALL  DISCRETION  MANAGERS  SOLE SHAREHOLDER  NONE
--------------                -----      -----      -------     ------    ---  ----  ----------- --------  ---- -----------  ----
AES CORP                       COM     00130H105      765        15321     SH   --     SOLE       --               15321
AMR CORP                       COM     001765106     2052        58940     SH   --     SOLE       --               58940
AOLTIME WARNER INC             COM     00184A105     2644        65853     SH   --     SOLE       --               65853
ABBOTT LABS                    COM     002824100     3772        80556     SH   --     SOLE       --               80556
ADOBE SYSTEMS INC              COM     00724F101     4710       134680     SH   --     SOLE       --              134680
AIRBORNE INC                   COM     009269101     2313       227385     SH   --     SOLE       --              227385
AMERICAN EXPRESS               COM     025816109      485        11742     SH   --     SOLE       --               11742
AMGEN                          COM     031162100     3184        53095     SH   --     SOLE       --               53095
ANHEUSER-BUSCH                 COM     035229103     4170        91280     SH   --     SOLE       --               91280
APPLERA                        COM     038020103     1256        45260     SH   --     SOLE       --               45260
ARVIN-MERITOR                  COM     043353101     1604       117160     SH   --     SOLE       --              117160
AUTOMATIC DATA PROCESSING      COM     053015103     3360        62490     SH   --     SOLE       --               62490
BANK OF AMERICA                COM     060505104      673        12286     SH   --     SOLE       --               12286
BAXTER INTL                    COM     071813109     1196        12700     SH   --     SOLE       --               12700
BEAR STEARNS                   COM     073902108     1283        28039     SH   --     SOLE       --               28039
H & R BLOCK                    COM     093671105     1686        33680     SH   --     SOLE       --               33680
BOEING                         COM     097023105     1544        27714     SH   --     SOLE       --               27714
W H BRADY                      COM     104674106      732        21730     SH   --     SOLE       --               21730
BRISTOL  MYERS SQUIBB          COM     110122108      793        13356     SH   --     SOLE       --               13356
CEDAR FAIR LP                  ADR     150185106      556        25066     SH   --     SOLE       --               25066
CISCO SYSTEMS                  COM     17275R102     5235       331386     SH   --     SOLE       --              331386
CITIGROUP                      COM     172967101     3053        67910     SH   --     SOLE       --               67910
CITRIX SYSTEMS INC             COM     177376100      401        19265     SH   --     SOLE       --               19265
COHERENT INC                   COM     192479103     3407        95960     SH   --     SOLE       --               95960
COMPAQ COMPUTER                COM     204493100      228        12500     SH   --     SOLE       --               12500
COMPUTER SCIENCES CORP         COM     205363104     1411        43860     SH   --     SOLE       --               43860
CORNING INC                    COM     219350105     1066        51503     SH   --     SOLE       --               51503
COSTCO WHOLESALE CORP          COM     22160K105     4935       126032     SH   --     SOLE       --              126032
DELPHI-AUTO                    COM     247126105      218        15364     SH   --     SOLE       --               15364
DELUXE CORP                    COM     248019101      312        13192     SH   --     SOLE       --               13192
DIEBOLD INC                    COM     253651103      454        16527     SH   --     SOLE       --               16527
DIONEX CORP                    COM     254546104     3248       103325     SH   --     SOLE       --              103325
DONALDSON CO                   COM     257651109     1318        49400     SH   --     SOLE       --               49400
DOW CHEMICAL CO                COM     260543103      586        18564     SH   --     SOLE       --               18564
EASTMAN KODAK                  COM     277461109      570        14290     SH   --     SOLE       --               14290
EMERSON ELECTRIC               COM     291011104     1216        19615     SH   --     SOLE       --               19615
ENGLEHARD CORP                 COM     292845104     4491       173665     SH   --     SOLE       --              173665
FEDEX CORP                     COM     31428X106     3890        93920     SH   --     SOLE       --               93920
FORD MOTOR CO                  COM     345370860      944        33588     SH   --     SOLE       --               33588
GENERAL PUBLIC UTILITIES       COM     36225X100     1313        40400     SH   --     SOLE       --               40400
GENERAL ELECTRIC               COM     369604103     6841       163435     SH   --     SOLE       --              163435
GENERAL MOTORS                 COM     370442105     1276        24655     SH   --     SOLE       --               24655
GILLETTE CO                    COM     375766102     3015        96740     SH   --     SOLE       --               96740
GRAINGER                       COM     384802104     1009        29815     SH   --     SOLE       --               29815
GRANITE CONSTRUCTION           COM     387328107     3564       104875     SH   --     SOLE       --              104875
HARCOURT GENERAL               COM     41163G101     4134        74255     SH   --     SOLE       --               74255
JOHN HARLAND                   COM     412693103      426        22800     SH   --     SOLE       --               22800
HEWLETT-PACKARD CO             COM     428236103     1949        62685     SH   --     SOLE       --               62685
HOME DEPOT                     COM     437076102     7564       175494     SH   --     SOLE       --              175494
IMS HEALTH                     COM     449934108      600        24080     SH   --     SOLE       --               24080
INTEL CORP                     COM     458140100    12117       460508     SH   --     SOLE       --              460508
INTL BUS MACHINES              COM     459200101     8891        92569     SH   --     SOLE       --               92569
INTL FLAVORS & FRAGRANCES      COM     459506101      456        22180     SH   --     SOLE       --               22180
INTERPUBLIC GROUP              COM     460690100     3268        95140     SH   --     SOLE       --               95140
JOHNSON & JOHNSON              COM     478160104     9723       111160     SH   --     SOLE       --              111160
KENNEMETAL INC                 COM     489170100     1037        37710     SH   --     SOLE       --               37710
LEXMARK INTL GROUP             COM     529771107     5785       127086     SH   --     SOLE       --              127086
ELI LILLY & CO                 COM     532457108     3485        46060     SH   --     SOLE       --               46060
MACDERMID INC                  COM     554273102      814        45000     SH   --     SOLE       --               45000
MANPOWER INC                   COM     56418H100     1837        63875     SH   --     SOLE       --               63875
MASCO CORP                     COM     574599106     1967        81980     SH   --     SOLE       --               81980
MCDONALDS CORP                 COM     580135101     1747        65810     SH   --     SOLE       --               65810
MEDTRONIC INC                  COM     585055106    26997       590230     SH   --     SOLE       --              590230
MERCK & CO                     COM     589331107      863        11871     SH   --     SOLE       --               11871
MEREDITH CORP                  COM     589433101      825        23625     SH   --     SOLE       --               23625
METROLOGIC                     COM     591676101      755        86315     SH   --     SOLE       --               86315
MICROSOFT CORP                 COM     594918104    22228       406755     SH   --     SOLE       --              406755
MIDWEST EXPRESS HOLDING        COM     597911106      262        16600     SH   --     SOLE       --               16600
MOODYS CORP                    COM     615369105      339        12310     SH   --     SOLE       --               12310
MOTOROLA                       COM     620076109      821        57580     SH   --     SOLE       --               57580
NCR CORP                       COM     62886E108      419        11093     SH   --     SOLE       --               11093
NATL SEMICONDUCTER             COM     637640103      667        24935     SH   --     SOLE       --               24935
NEIMAN MARCUS                  CLB     640204301      682        22598     SH   --     SOLE       --               22598
NIKE                           COM     654106103      438        10800     SH   --     SOLE       --               10800
NORFOLK SOUTHERN               COM     655844108      983        58720     SH   --     SOLE       --               58720
NOVARTIS AG                    ADR     66987V109     1052        26955     SH   --     SOLE       --               26955
NOVELL INC                     COM     670006105      270        54010     SH   --     SOLE       --               54010
OAKLEY INC                     COM     673662102     2081       117095     SH   --     SOLE       --              117095
OPTIMAL ROBOTICS               COM     68388R208     4941       189875     SH   --     SOLE       --              189875
ORACLE                         COM     68389X105     2540       169592     SH   --     SOLE       --              169592
PAYLESS SHOESOURCE INC         COM     704379106     1462        23490     SH   --     SOLE       --               23490
PEPSICO INC                    COM     713448108     2885        65650     SH   --     SOLE       --               65650
PERKIN ELMER INC               COM     714046109      981        18700     SH   --     SOLE       --               18700
PFIZER INC                     COM     717081103     5930       144806     SH   --     SOLE       --              144806
PHARMACIA CORP                 COM     71713U102     1084        21516     SH   --     SOLE       --               21516
PITNEY BOWES INC               COM     724479100     4656       134175     SH   --     SOLE       --              134175
PROCTER & GAMBLE               COM     742718109     1039        16600     SH   --     SOLE       --               16600
PUBLIC SERVICE ENTERPRISES     COM     744573106      550        12750     SH   --     SOLE       --               12750
REUTERS GROUP PLC              ADR     76132M102     1944        26013     SH   --     SOLE       --               26013
REX STORES CORP                COM     761624105      921        46030     SH   --     SOLE       --               46030
SABRE HOLDINGS                 COM     785905100      785        17007     SH   --     SOLE       --               17007
SARA LEE CORP                  COM     803111103     1209        56032     SH   --     SOLE       --               56032
SCHERING-PLOUGH CORP           COM     806605101     2579        71705     SH   --     SOLE       --               71705
SCOTTS CO                      CLA     810186106     6146       162430     SH   --     SOLE       --              162430
SERVICEMASTER CO               COM     81760N109     5514       491008     SH   --     SOLE       --              491008
STERIS CORP                    COM     859152100      597        42365     SH   --     SOLE       --               42365
STRATTEC SECURITY              COM     863111100     1103        35231     SH   --     SOLE       --               35231
STRIDE RITE CORP               COM     863314100      263        35000     SH   --     SOLE       --               35000
SYMBOL TECH                    COM     871508107     3892       111981     SH   --     SOLE       --              111981
SYSCO CORP                     COM     871829107     8497       320520     SH   --     SOLE       --              320520
TRW                            COM     872649108      646        19100     SH   --     SOLE       --               19100
TELLABS INC                    COM     879664100    28801       709160     SH   --     SOLE       --              709160
TEVA PHARMA                    COM     881624209     3393        62115     SH   --     SOLE       --               62115
TEXAS INSTRUMENTS              COM     882508104     7733       249627     SH   --     SOLE       --              249627
MINNESOTA MINING               COM     88579Y101     1121        10790     SH   --     SOLE       --               10790
TIFFANY & CO NEW               COM     886547108     3542       129975     SH   --     SOLE       --              129975
TITAN PHARM                    COM     888314101      716        33270     SH   --     SOLE       --               33270
TOYS R US                      COM     892335100      269        10700     SH   --     SOLE       --               10700
TYCO INTL                      COM     902124106      651        15269     SH   --     SOLE       --               15269
VISTEON CORP                   COM     92839U107      417        28232     SH   --     SOLE       --               28232
VODAPHONE AIRTOUCH PLC         ADR     92857W100      320        11795     SH   --     SOLE       --               11795
WALGREEN                       COM     931422109     4574       112109     SH   --     SOLE       --              112109
WASTE MANAGEMENT               COM     94106L109      376        15225     SH   --     SOLE       --               15225
WATSON PHARM                   COM     942683103     3573        68023     SH   --     SOLE       --               68023
WOLVERINE WORLDWIDE            COM     978097103      464        31837     SH   --     SOLE       --               31837
WORLDCOM                       COM     98157D106     1104        59087     SH   --     SOLE       --               59087
EXEL ENERGY                    COM     98389B100      413        13720     SH   --     SOLE       --               13720
XEROX CORP                     COM     984121103      230        38440     SH   --     SOLE       --               38440
YELLOW CORP                    COM     985509108     1090        63645     SH   --     SOLE       --               63645
GLOBAL CROSSING                COM     G3921A100      417        32565     SH   --     SOLE       --               32565
INGERSOLL-RAND                 COM     G4776G101      611        15390     SH   --     SOLE       --               15390


